OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 4,975	$ 304
Other	2,570	3,600
Other current liabilities	$ 7,545	$ 3,904